INCOME TAXES - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	$ 41	$ 59
Deferred income tax asset	40	43
Unused Tax Losses, Indefinitely Carried Forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax asset	2	2
Unused Tax Losses, Expiring in Five Years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax asset	$ 39	$ 57